Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
July 31, 2022

Dates Covered
Collections Period	07/01/22 - 07/31/22
Interest Accrual Period	07/15/22 - 08/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/22	264,541,692.49	17,612
Yield Supplement Overcollateralization Amount 06/30/22	6,165,371.20	0
Receivables Balance 06/30/22	270,707,063.69	17,612
Principal Payments	12,073,030.45	438
Defaulted Receivables	127,610.30	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/22	5,735,017.98	0
Pool Balance at 07/31/22	252,771,404.96	17,169

Pool Statistics	$ Amount	# of Accounts
Pool Factor	29.56%
Prepayment ABS Speed	1.17%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,999,600.86	150
Past Due 61-90 days	907,426.11	44
Past Due 91-120 days	156,366.21	7
Past Due 121+ days	0.00	0
Total	4,063,393.18	201

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.57%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	148,066.36
Aggregate Net Losses/(Gains) - July 2022	(20,456.06)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.09%
Prior Net Losses/(Gains) Ratio	-0.22%
Second Prior Net Losses/(Gains) Ratio	0.29%
Third Prior Net Losses/(Gains) Ratio	-0.24%
Four Month Average	-0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.56%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.21%
Weighted Average Contract Rate, Yield Adjusted	5.91%
Weighted Average Remaining Term	35.38

Flow of Funds	$ Amount
Collections	13,141,535.41
Investment Earnings on Cash Accounts	3,295.54
Servicing Fee	(225,589.22)
Transfer to Collection Account	-
Available Funds	12,919,241.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	212,461.94
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	7,585,892.62
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	889,194.93

Total Distributions of Available Funds	12,919,241.73

Servicing Fee	225,589.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 07/15/22	260,357,297.58
Principal Paid	11,770,287.53
Note Balance @ 08/15/22	248,587,010.05

Class A-1
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-2a
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-2b
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-3
Note Balance @ 07/15/22	145,777,297.58
Principal Paid	11,770,287.53
Note Balance @ 08/15/22	134,007,010.05
Note Factor @ 08/15/22	48.8363739%

Class A-4
Note Balance @ 07/15/22	76,910,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	76,910,000.00
Note Factor @ 08/15/22	100.0000000%

Class B
Note Balance @ 07/15/22	25,110,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	25,110,000.00
Note Factor @ 08/15/22	100.0000000%

Class C
Note Balance @ 07/15/22	12,560,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	12,560,000.00
Note Factor @ 08/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	259,759.27
Total Principal Paid	11,770,287.53
Total Paid	12,030,046.80

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	133,629.19
Principal Paid	11,770,287.53
Total Paid to A-3 Holders	11,903,916.72

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3111709
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.0998677
Total Distribution Amount	14.4110386

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4869868
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.8946339
Total A-3 Distribution Amount	43.3816207

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	644.50
Noteholders' Principal Distributable Amount	355.50

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/22	2,092,197.46
Investment Earnings	2,725.11
Investment Earnings Paid	(2,725.11)
Deposit/(Withdrawal)	-
Balance as of 08/15/22	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$957,148.72	$856,388.88	$1,040,805.11
Number of Extensions	50	39	51
Ratio of extensions to Beginning of Period Receivables Balance	0.35%	0.30%	0.35%